Note 9 - Financial Liabilities	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of financial liabilities [text block]
9
) Financial liabilities

This line item was broken down per maturity and is analyzed as follows:

In thousand euros	December 31, 2016	Proceeds from borrowing	Repayments of borrowings and lease liabilities	December 31, 2017
BPI PTZI IPH41 (1)	1,425	-	(300)	1,125
Lease liabilities – Real estate property	3,100	-	(861)	2,239
Property transaction (down-payment)	(530)	-	144	(386)
Lease liabilities – Laboratory equipment	1,332	-	(172)	1,160
Loans – Equipment	-	439	(13)	426
Loans – Building	-	1,300	-	1,300
Total	5,327	1,739	(1,201)	5,864
_________
(1)	Interest-free loan

In thousand euros	December 31, 2017	Proceeds from borrowing	Repayments of borrowings and lease liabilities	December 31, 2018
BPI PTZI IPH41 (1)	1,125	-	(375)	750
Lease liabilities – Real estate property	2,239	-	(894)	1,345
Property transaction (down-payment)	(386)	-	152	(234)
Lease liabilities – Laboratory equipment	1,160	-	(173)	987
Loans – Equipment	426	-	(54)	372
Loans – Building	1,300	-	-	1,300
Total	5,864	-	(1,342)	4,522
_________
(1)	Interest-free loan

In thousand euros	December 31, 2018	Impact of first application of IFRS16 (non cash)	January 1, 2019, (restated)	Proceeds from borrowing	Proceeds from lease liabilities (non cash)	Repayments of borrowings and lease liabilities	December 31, 2019
BPI PTZI IPH41 (1)	750	-	750	-	-	(300)	450
Lease liabilities – Real estate property	1,345	-	1,345	-	-	(927)	418
Property transaction (down-payment)	(234)	-	(234)	-	-	161	(74)
Lease liabilities – Building "Le Virage"	-	1,099	1,099	-	623	(285)	1,437
Lease liabilities – Premises Innate Inc	-	-	-	-	496	-	496
Lease liabilities – Laboratory equipment	987	-	987	-	-	(172)	815
Lease liabilities – Vehicles	-	69	69	-	-	(32)	37
Loans – Equipment	372	-	372	-	-	(53)	319
Loans – Building	1,300	-	1,300	13,900	-	(374)	14,826
Total	4,522	1,168	5,690	13,900	1,119	(1,982)	18,723
_________
(1)	Interest-free loan
In
2013,
the Company was granted an interest-
free loan
for innovation (“PTZI”) by BPI France relating to the program lacutamab
IPH4102
for an amount of
€1,500
 thousand.

Finance lease obligations relate primarily to real estate property in relation to the acquisition in
2008
of the Company’s headquarters and main laboratories. They are presented in the above table net of the cash collateral paid to Sogebail, the lessor. In the context of this operation, the Company paid a guarantee in the form of a down-payment. This down-payment amounts to
€74
 thousand as of
December
31,
92019
(
€234
 thousand as of
December
31,
2018
).

On
July
3,
2017,
the Company borrowed from the Bank “Société Générale” in order to finance the construction of its future headquarters. This loan amounting to a maximum of
€15,200
 thousand will be raised during the period of the construction in order to pay the supplier payments as they become due. As of
December
31,
2017
and
2018,
the loan was raised at an amount of
€1,300
 thousand.

The loan release period was limited to
August
30,
2019.
On
August
30,
2019,
the Company drew down the remaining portion of the
€15,200
thousand loan granted, for an amount of
€13,900
 thousand. The reimbursement of the capital has begun in
August 30, 2019
and will proceed until
August
30,
2031
(
12
years). As of
December 31, 2019,
the remaining capital of the loan amounted to
€14,826
thousand. The Company authorized collateral over financial “Société Générale” instruments amounting to
€15,200
 thousand. The security interest on the pledge financial instruments will be released in accordance with the following schedule:
€4,200
 thousand in
July 2024,
€5,000
 thousand in
July 2027
and
€6,000
 thousand in
July 2031.

This loan bears a fixed interest rate of
2.01%.
It is subject to a covenant based on the assumption that the total cash, cash equivalents and current and non-current financial assets are at least equal to principal as of financial year end.

In thousand euros	Year ended December 31,
Current financial liabilities	2017	2018	2019
BPI PTZI IPH41	375	300	300
Lease finance obligations – Real estate property	741	766	344
Lease finance obligations – Rent Le Virage	-	-	77
Lease liabilities – Premises Innate Inc	-	-	25
Lease finance obligations – Laboratory equipment	173	187	175
Lease liabilities – Vehicles	-	-	16
Loans - Equipment	54	54	55
Loans - Building	-	40	1,139
Total – Current financial liabilities	1,343	1,347	2,130

In thousand euros	Year ended December 31,
Non-Current financial liabilities	2017	2018	2019
BPI PTZI IPH41(1)	750	450	150
Lease finance obligations – Real estate property	1,112	344	-
Lease finance obligations – Building Le Virage	-	-	1,360
Lease liabilities – Premises Innate Inc	-	-	471
Lease finance obligations – Laboratory equipment	989	800	640
Lease finance obligations – Vehicles	-	-	21
Loans - Equipment	372	318	264
Loans - Building	1,300	1,260	13,687
Total – Non-Current financial liabilities	4,521	3,172	16,593
The table below shows the schedule for the contractual flows (being principal and interest payments):

(in thousands of euro)	≤ 1 year	2 to 5 years included	≥ 5 years	Total
BPI PTZI IPH41	300	150	-	450
Lease finance obligations – Real estate property	420	-	-	420
Down-payment	(74)	-	-	(74)
Lease finance obligations – Rent Le Virage	106	1,272	159	1,537
Lease liabilities – Premises Innate Inc.	34	355	144	533
Lease liabilities – Laboratory equipment	179	647	-	826
Lease liabilities – Vehicles	19	22	-	41
Loans – Equipment	57	228	43	328
Loan – Building	1,427	5,706	9,391	16,524
Total	2,468	8,380	9,737	20,585

Fair value of financial liabilities

The fair value of financial liabilities, calculated on the basis of discounted future cash flow, was
€5,402
thousand,€4,427
thousand and
€16,825thousand
as of
December 31, 2017,
2018
and
2019
respectively, using level
3
fair value measurements.